TRADE AND OTHER RECEIVABLES - Aging (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (2,059)	€ (2,435)	€ (2,415)
Trade and other receivables
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	18,641	16,231
Trade and other receivables | Carrying Amount
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	20,700	18,666
Trade and other receivables | Carrying Amount | Less than 1 month
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	17,711	15,759
Trade and other receivables | Carrying Amount | Greater than 1 month and Less than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	1,275	1,313
Trade and other receivables | Carrying Amount | Greater than 3 months
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	1,714	1,594
Trade and other receivables | Provision for credit loss
TRADE AND OTHER RECEIVABLES
Trade and Other Receivables	€ (2,059)	€ (2,435)